Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bridgecrest Acceptance Corporation (the “Company”)

BMO Capital Markets Corp.

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Bridgecrest Lending Auto Securitization Trust 2026-3 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “1. Statistical - BLAST 2026-3 $800.18M - 05-31-2026 - vF.xlsx” provided by the Company on June 2, 2026, containing information on 36,372 automobile retail installment sale contracts (“Auto Loans”) as of May 31, 2026 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Bridgecrest Lending Auto Securitization Trust 2026-3. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of insurance document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, Customer Information Form, Credit Bureau Report, SCRA Modification Form, Interest Rate Buy Down Confirmation, Insurance Document, and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.	We randomly selected a sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”) using a random sampling tool. A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Data File.

B.	For each Selected Auto Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority until agreed.

Attribute	Loan File / Instructions
Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision, Customer Information Form, Credit Bureau Report
Original Amount Financed	Installment Sale Contract
Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract
Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, the “Reg. Payment” field in the “Account Summary” screen from Vision, Interest Rate Buy Down Confirmation

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the Installment Sale Contract, or the “Account Summary” screen from Vision or the SCRA Modification Form and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision

Attribute	Loan File / Instructions
Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision, SCRA Modification Form, Interest Rate Buy Down Confirmation
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract, "Loan Modification” screen, “Account Information” screen from Vision
Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

We found such information to be in agreement without exception.

C.	For each Selected Auto Loan, we observed the presence of the following in the Loan File:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We found such information to be present except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
July 8, 2026

Exhibit A

Title Documents

Application for Certificate of Title	Certificate of Title for a Vehicle
Application for Certificate of Title and Registration	Certificate of Title of a Vehicle
Application for Certificate of Title for a Vehicle	Certificate of Title/Temporary Registration and Tag Application
Application for Certificate of Title or Registration	Department of State Application for Title and Registration Statement of Vehicle Sale
Application for Certificate of Title with/without Registration	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Motor Vehicle Title	Lien and Title Information Report
Applications for Certificate of Title to a Motor Vehicle	Lien Entry Form
Application for Certificate of Title to Record or Transfer a Lien	Lien Receipt
Application for Dealer Assignment	MV-1
Application for Noting of Lien, Duplicate title, or Multipurpose Use	Motor Vehicle Title/Tag Application
Application for Registration	Notice of Security Interest Filing
Application for Title	Registration Acknowledgement
Application for Title and License	Registration Documents
Application for Title and/or Registration	Title & License Plate Application
Application for Title and Registration Statement of Vehicle Sale	Title and Registration Application
Application for Title or Registration	Title and/or Registration Application
Application for Vehicle Title	Title Application
Application To Title / Reg. A Vehicle	Title & Plates
Application for Vehicle Title and Registration	Universal Title Application
Application for Title and Registration	Vehicle Application
Application for Vehicle Transaction	Vehicle Application for Title and Registration
Application For Vehicle Transaction(s)	Vehicle Sales and Use Tax Return/Application for Registration
Application(s) for Certificate of Title to a Motor Vehicle	Vehicle Services Division Multi-Purpose Application
Certificate of Title	Vehicle/Vessel Transfer and Reassignment Form
Certificate of Title and Registration	VSD-190
Vehicle Registration Record Report

Exhibit A (continued)

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime Car Sales Company, LLC
Bridgecrest Acceptan	DriveTime Car Sales LLC
Bridgecrest Acceptance	DT Acceptance Corp
Bridgecrest Acceptance Corp	DT Acceptance Corporation
Bridgecrest Acceptance Corporation	GoFi
Bridgecrest Accpt Corp	Go Fi LLC
Bridgecrest Accptacne Corp	GoFi, LLC
Bridgecrst Acceptance Corp	GoFi LLC
Brudgecrest Acceptance Corp	GoFi, LLC.
Bridgecrest Acceptgance Corp	GO-FI LLC
DriveTime	GOFI, INC
DriveTime Acceptance Corporation	GFC Lending
DriveTime Car Sales	GFC, Lending
DriveTime Car	GFC Lending LLC.
DriveTime Car Sales Company LLC

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Application
Agreement to Provide Physical Damage Insurance	Insurance Binder Form
Application for Insurance	Insurance Card
Auto Insurance Binder	Insurance Coverage Acknowledgement
Auto Insurance Card	Insurance Endorsement
Auto Insurance Confirmation	Insurance ID card
Auto Insurance Coverage Summary	Insurance Identification Card
Auto Insurance Identification Card	Insurance Policy Information Card
Auto Insurance Policy Amended Declarations	Insurance Summary
Auto Insurance Policy Declarations	Insurance Vehicle Identification Card
Auto Liability Identification Card	Liability Insurance Card
Auto Liability Insurance ID Card	Liability Insurance Certificate
Auto Liability Insurance Identification	Letter of Coverage
Auto Policy	Letter of Experience
Auto Policy Binder	Motor Vehicle Identification Card
Auto Policy Declarations Page	Notice of Requirement and Agreement to Provide Insurance
Automobile Application	Outline of Vehicle Coverages
Automobile Financial Responsibility Identification Card	Personal Auto Declaration
Automobile Insurance Binder	Personal Automobile Application
Automobile Insurance Card	Personal Auto Insurance Application
Automobile Insurance Identification Card	Personal Auto Policy
Automotive Insurance Identification Card	Personal Auto Policy Declarations
Binder for State Farm Automobile Insurance	Personal Car Policy Declarations
Binder of Insurance	Policy Change Family Car Policy
Certificate of Insurance	Proof of Insurance
Claims Directory and ID Card	Proof of Insurance Card
Confirmation of Accidental Physical Damage Insurance	Private Passenger Declarations
Confirmation of Insurance	Renewal Declarations Page
Declaration(s) Page	Screenshot from the Company’s Insurance Verification System
Endorsement Declarations	Security Verification Form
Evidence of Financial Responsibility	Temporary Auto Identification Card
Evidence of Insurance	Temporary Auto Liability Identification Card
Evidence of Liability Insurance	Temporary Evidence of Insurance
Evidence of Motor Vehicle Liability Insurance	Temporary Insurance Identification Card
Financial Responsibility Card	Temporary Proof of Auto Insurance Card
Financial Responsibility ID Card	Temporary Proof of Insurance Card(s)
Financial Responsibility Identification Card	Vehicle Lookup
Form Liability Insurance Card	Verification of Coverage
Insurance Affidavit	Verification of Insurance
Evidence of Insurance Card	Verification of Insurance Form
Amended Policy Declarations	County Office Auto Change Request

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2026-03-001	51	2026-03-051	101	2026-03-101
2	2026-03-002	52	2026-03-052	102	2026-03-102
3	2026-03-003	53	2026-03-053	103	2026-03-103
4	2026-03-004	54	2026-03-054	104	2026-03-104
5	2026-03-005	55	2026-03-055	105	2026-03-105
6	2026-03-006	56	2026-03-056	106	2026-03-106
7	2026-03-007	57	2026-03-057	107	2026-03-107
8	2026-03-008	58	2026-03-058	108	2026-03-108
9	2026-03-009	59	2026-03-059	109	2026-03-109
10	2026-03-010	60	2026-03-060	110	2026-03-110
11	2026-03-011	61	2026-03-061	111	2026-03-111
12	2026-03-012	62	2026-03-062	112	2026-03-112
13	2026-03-013	63	2026-03-063	113	2026-03-113
14	2026-03-014	64	2026-03-064	114	2026-03-114
15	2026-03-015	65	2026-03-065	115	2026-03-115
16	2026-03-016	66	2026-03-066	116	2026-03-116
17	2026-03-017	67	2026-03-067	117	2026-03-117
18	2026-03-018	68	2026-03-068	118	2026-03-118
19	2026-03-019	69	2026-03-069	119	2026-03-119
20	2026-03-020	70	2026-03-070	120	2026-03-120
21	2026-03-021	71	2026-03-071	121	2026-03-121
22	2026-03-022	72	2026-03-072	122	2026-03-122
23	2026-03-023	73	2026-03-073	123	2026-03-123
24	2026-03-024	74	2026-03-074	124	2026-03-124
25	2026-03-025	75	2026-03-075	125	2026-03-125
26	2026-03-026	76	2026-03-076	126	2026-03-126
27	2026-03-027	77	2026-03-077	127	2026-03-127
28	2026-03-028	78	2026-03-078	128	2026-03-128
29	2026-03-029	79	2026-03-079	129	2026-03-129
30	2026-03-030	80	2026-03-080	130	2026-03-130
31	2026-03-031	81	2026-03-081	131	2026-03-131
32	2026-03-032	82	2026-03-082	132	2026-03-132
33	2026-03-033	83	2026-03-083	133	2026-03-133
34	2026-03-034	84	2026-03-084	134	2026-03-134
35	2026-03-035	85	2026-03-085	135	2026-03-135
36	2026-03-036	86	2026-03-086	136	2026-03-136
37	2026-03-037	87	2026-03-087	137	2026-03-137
38	2026-03-038	88	2026-03-088	138	2026-03-138
39	2026-03-039	89	2026-03-089	139	2026-03-139
40	2026-03-040	90	2026-03-090	140	2026-03-140
41	2026-03-041	91	2026-03-091	141	2026-03-141
42	2026-03-042	92	2026-03-092	142	2026-03-142
43	2026-03-043	93	2026-03-093	143	2026-03-143
44	2026-03-044	94	2026-03-094	144	2026-03-144
45	2026-03-045	95	2026-03-095	145	2026-03-145
46	2026-03-046	96	2026-03-096	146	2026-03-146
47	2026-03-047	97	2026-03-097	147	2026-03-147
48	2026-03-048	98	2026-03-098	148	2026-03-148
49	2026-03-049	99	2026-03-099	149	2026-03-149
50	2026-03-050	100	2026-03-100	150	2026-03-150

Note:	The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.

Exhibit C

Exception List

Selected Auto Loan Number	Auto Loan Number	Attribute	Per Data File	Per Loan File
145	2026-03-145	Presence of Signed Credit Application	N/A	Missing